Trade and Other Receivables - Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables
Trade receivables, net - current	€ 5,892	€ 5,782
Trade receivables, net - non-current	5	0
Trade receivables, net	5,897	5,782
Other receivables - current	429	454
Other receivables - non-current	198	169
Other receivables	627	623
Total trade and other receivables - current	6,322	6,236
Total trade and other receivables - non-current	203	169
Total	6,524	6,405
Contract assets	€ 307	€ 343